BANK BORROWINGS	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
BANK BORROWINGS
11.	BANK BORROWINGS

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Total bank borrowings	3,785,772	4,491,672	723,926

Comprised of:
Short-term	1,105,575	1,363,639	219,779
Long-term, current portion	234,121	1,578,702	254,441

	1,339,696	2,942,341	474,220
Long-term, non-current portion	2,446,076	1,549,331	249,707

	3,785,772	4,491,672	723,927

The short-term bank borrowings outstanding as of December 31, 2013 and 2014 bore an average interest rate of 3.489% and 3.197% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2013 and 2014 bore an average interest rate of 3.538% and 3.264% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and will mature serially during 2015 to 2017.

The current and non-current portions of long-term bank borrowings as of December 31, 2014 will be due in installments between the periods of January 1, 2015 to December 31, 2015, and January 1, 2016 to December 11, 2017, respectively.

As of December 31, 2013 and 2014, unused loan facilities for short-term and long-term borrowings amounted to RMB4,016,333,000 and RMB502,656,000 (US$81,013,442), respectively.

Bank borrowings as of December 31, 2013 and 2014 were secured/guaranteed by the following:

December 31, 2013

Amount	Secured/guaranteed by
(RMB’000)
1,707,132	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)
649,935	Guaranteed by the Company and other subsidiaries of the Group
609,690	Guaranteed by the Group’s plant and machinery with net book value of RMB323,982,000 (Note 7)
562,378	Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings with net book value of RMB67,882,000 (Note 7)
195,668

Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings and land use rights with net book value of RMB55,962,000 and RMB32,681,000, respectively (Notes 7 and 8)

60,969	Guaranteed by restricted deposit held by Bank of China Qidong Branch, which was valued as US$10,000,000

3,785,772

December 31, 2014

Amount	Secured/guaranteed by
(RMB’000)
2,778,026	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)
713,954	Guaranteed by the Company and other subsidiaries of the Group
220,284	Guaranteed by the Group’s plant and machinery with net book value of RMB289,506,000 (US$46,659,897)
525,255

Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and machinery and land use rights with net book value of RMB111,647,000 (US$17,994,230) RMB219,530,000 (US$35,381,813) and RMB48,461,000 (US$7,810,495), respectively

162,589

Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings and land use rights with net book value of RMB21,830,000 (US$3,518,357) and RMB5,969,000 (US$962,028), respectively

60,969	Guaranteed by restricted deposit held by Bank of China Qidong Branch, which was valued as US$10,000,000
30,595	Guaranteed by the Group’s land use rights with net book value of RMB71,125,000 (US$11,463,269)

4,491,672

As of December 31, 2014, the maturities of these long-term bank borrowings were as follows:

	December 31,
	2014	2014
	(RMB’000)	(US$’000)
2015	1,578,702	254,441
2016	876,241	141,224
2017	673,090	108,483

	3,128,033	504,148